Summary of Significant Accounting Policies (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses (in Dollars)			$ 545,799
Foreign exchange loss (in Dollars)			$ 15,228	$ 22,855
Warranty term	1 year
Gain from foreign exchange translations (in Dollars)	$ 67,534	$ 2,838
US Dollars [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation			85.58	83.19
Average rate			84.39%	82.96%
India, Rupees
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation			85.58	83.19
Average rate			84.39%	82.96%
Closing Rate Translation [Member] | US Dollars [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation	88.87	83.76	85.58
Average Rate Translation [Member] | US Dollars [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation	87.23	83.47	84.39
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Remaining instalment term	3 years		3 years
Warranty term	3 years		1 year
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Remaining instalment term	5 years		5 years
Warranty term	5 years		5 years